Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11.	Commitments and Contingencies
Litigation
We are subject to a variety of legal actions in the ordinary course of our business, most of which are covered by liability insurance. While the resolution of these matters cannot be predicted with certainty, as of March 31, 2022, we believe the final outcome of such legal proceedings and claims will not have a material adverse effect on our liquidity, financial position or results of operations.

12. Commitments and Contingencies
Economic Dependency
We are dependent on our advisor and its affiliates and the dealer manager for certain services that are essential to us, including the sale of our shares in our public and private offering; the identification, evaluation, negotiation, origination, acquisition and disposition of investments; management of the daily operations of our investment portfolio; and other general and administrative responsibilities. In the event that these companies are unable to provide the respective services, we will be required to obtain such services from other sources.
Litigation
We are subject to a variety of legal actions in the ordinary course of our business, most of which are covered by liability insurance. While the resolution of these matters cannot be predicted with certainty, as of December 31, 2021, we believe the final outcome of such legal proceedings and claims will not have a material adverse effect on our liquidity, financial position or results of operations.
Environmental
As an owner of real estate, we are subject to various federal, state and local environmental laws. Compliance with existing laws has not had a material adverse effect on us. However, we cannot predict the impact of new or changed laws or regulations on our properties or on properties that we may acquire in the future.
COVID-19
Pandemic
One of the most significant risks and uncertainties facing the real estate industry generally continues to be the effect of the ongoing public health crisis of the novel coronavirus
(COVID-19)
pandemic. During the year ended December 31, 2021, we did not experience significant disruptions in our operations from the
COVID-19
pandemic; however we continue to closely monitor the impact of the
COVID-19
pandemic on all aspects of our business, including how the pandemic will impact our tenants and multifamily communities.
Distribution Reinvestment Plan
Our distribution reinvestment plan allows common stockholders to apply their dividends and other distributions towards the purchase of additional shares of common stock. The purchase price for shares purchased pursuant to our distribution reinvestment plan is the transaction price for such shares in effect on the distribution date, which is generally the most recently disclosed NAV per share. We suspended our distribution reinvestment plan in December 2020 and resumed our distribution reinvestment plan on November 4, 2021 when the SEC declared the
Follow-on
Offering effective.
Share Repurchase Programs
Preferred Stock
Our board of directors has adopted a share repurchase program with respect to our preferred stock whereby, upon the request of a holder of our Series 2016, Series 2017 or Series 2019 preferred stock, we may, at the sole discretion of the board of directors, repurchase their shares at the following prices, which are dependent on how long such preferred stockholder has held each share:

Share Purchase Anniversary	Repurchase Price
Less than 1 year	$8.80
1 year	$9.00
2 years	$9.20
3 years	$9.40
4 years	$9.60
5 years	$9.80
A stockholder’s death or complete disability, 2 years or more (Series 2019), 6 years or more (Series 2016 and Series 2017)	$10.00
Repurchase information on our Preferred Stock is disclosed in Note 8 above.
Common Stock
We suspended our share repurchase program in December 2020. Our board of directors approved the resumption of the share repurchase program effective for repurchases for the month ended June 30, 2021 onward.
Our share repurchase program provides that we may make repurchases, at our discretion, with an aggregate value of up to 2% of our aggregate net asset value or “NAV” each month and up to 5% of our NAV each quarter. We have no restrictions on the source of funds used to repurchase shares pursuant to our share repurchase program.
For our Class T, Class D and Class I shares, the repurchase price will be equal to the transaction price at the date of repurchase, or 95% of the transaction price on the repurchase date if the shares have been held for less than a year. For our Class A and Class TX shares, the repurchase price will be equal to the transaction price at the date of repurchase, subject to the following: (i) shares that have been outstanding six years or more will be repurchased at 100% of the transaction price, (ii) shares that have been outstanding for at least five years and less than six years will be repurchased at 95.0% of the transaction price, (iii) shares that have been outstanding for at least three years and less than five years will be repurchased at 90.0% of the transaction price and (iv) shares that have been outstanding for at least one year and less than three years will be repurchased at 85.0% of the transaction price. The transaction price is the then-current offering price per share, which is generally the most recently disclosed NAV per share.
Common Limited OP Units
Beginning one year after acquiring any Common Limited OP Units, common limited partners have the right to request CROP repurchase their Common Limited OP Units as described below. We may, in our sole discretion, honor the repurchase request at the following prices:

1.
Beginning one year after acquisition of a Common Limited OP Unit and continuing for the three-year period thereafter, the purchase price for the repurchased Common Limited OP Unit shall be equal to 80% of the NAV of the Common Limited OP Units.

2.
Beginning four years after acquisition of a Common Limited OP Unit and continuing for the two-year
period thereafter, the purchase price for the repurchased Common Limited OP Units shall be equal to 85% of the NAV of the CROP Common Units.

3.
Beginning six years after acquisition of a Common Limited OP Unit and continuing thereafter, the purchase price for the repurchased Common Limited OP Unit shall be equal to 90% of the NAV of the Common Limited OP Units.

Subject to our sole discretion, in the case of the death or complete disability of a limited partner, the repurchase of the Common Limited OP Units may occur at any time after acquisition of a Common Limited OP Unit and, if accepted by us, the purchase price for the repurchased Common Limited OP Units will be equal to 95% of the NAV of the Common Limited OP Units.